Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current expense:
Foreign			$ 72	$ 43
Total current expense:			72	43
Deferred (benefit) expense:
Foreign			(35)	18
Total deferred (benefit) expense:			(35)	18
Total income tax expense:	$ 79		$ 37	$ 61